UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05542

Name of Fund: BlackRock Income Trust, Inc. (BKT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Income Trust, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2014

Date of reporting period: 05/31/2014

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2014 (Unaudited)	BlackRock Income Trust, Inc. (BKT)
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value

Asset-Backed Securities — 0.9%
First Franklin Mortgage Loan Trust, Series 2005-FF2, Class M2, 0.81%, 3/25/35 (a)	$1,981	$1,978,554
Securitized Asset Backed Receivables LLC Trust, Series 2005-OP2, Class M1, 0.58%, 10/25/35 (a)	1,875	1,620,388
Small Business Administration Participation Certificates, Class 1:
Series 1996-20E, 7.60%, 5/01/16	41	42,760
Series 1996-20G, 7.70%, 7/01/16	54	56,685
Series 1996-20H, 7.25%, 8/01/16	65	67,729
Series 1996-20K, 6.95%, 11/01/16	134	140,243
Series 1997-20C, 7.15%, 3/01/17	51	53,837

		3,960,196

Interest Only Asset-Backed Securities — 0.1%
Small Business Administration, Series 2000-1, 1.80%, 4/01/15	832	7,279
Sterling Bank Trust, Series 2004-2, Class Note, 2.08%, 3/30/30 (b)	2,999	218,337
Sterling Coofs Trust, Series 2004-1, Class A, 2.36%, 4/15/29 (b)	6,297	427,003

		652,619

Total Asset-Backed Securities — 1.0%		4,612,815

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 1.0%
Collateralized Mortgage Obligation Trust, Series 40, Class R, 580.49%, 4/01/18	39	39
Deutsche Securities, Inc. Mortgage Alternate Loan Trust, Series 2006-AR5, Class 22A, 5.50%, 10/25/21	456	437,430
Homebanc Mortgage Trust, Series 2005-4, Class A1, 0.42%, 10/25/35 (a)	2,431	2,177,740
Kidder Peabody Acceptance Corp., Series 1993-1, Class A6, 16.34%, 8/25/23 (a)	44	50,020
Residential Funding Securities LLC, Series 2003-RM2, Class AI5, 8.50%, 5/25/33	996	1,061,456

Non-Agency Mortgage-Backed Securities	Par (000)	Value

Collateralized Mortgage Obligations (concluded)
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-11, Class A, 2.57%, 8/25/34 (a)	$1,070	$1,073,026

		4,799,711

Commercial Mortgage-Backed Securities — 0.6%
Credit Suisse Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.54%, 1/15/49 (a)	2,420	2,659,740

Interest Only Collateralized Mortgage Obligations — 0.7%
Bank of America Mortgage Securities, Inc., Series 2003-3, Class 1A, 0.04%, 5/25/33 (a)	30,626	177,722
CitiMortgage Alternative Loan Trust, Series 2007-A5, Class 1A7, 6.00%, 5/25/37	673	168,445
First Boston Mortgage Securities Corp., Series C, 10.97%, 4/25/17	7	452
GSMPS Mortgage Loan Trust, Series 1998-5, 0.00%, 6/19/27 (a)(b)	3,077	31
IndyMac INDX Mortgage Loan Trust, Series 2006-AR33, Class 4AX, 0.17%, 1/25/37	66,523	176,286
MASTR Adjustable Rate Mortgages Trust, Series 2004-3, Class 3AX, 0.48%, 4/25/34 (c)	7,891	87,544
MASTR Alternative Loans Trust, Series 2003-9, Class 15X2, 6.00%, 1/25/19	277	29,239
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 1AX, 5.00%, 5/25/19	244	17,605
Sequoia Mortgage Trust, Series 2005-2, Class XA, 1.04%, 3/20/35 (a)	34,427	554,067
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-7, Class 3AS, 4.96%, 8/25/36 (a)	17,538	2,129,263
Vendee Mortgage Trust, Series 1999-2, Class 1, 0.00%, 5/15/29 (a)	39,212	271

		3,340,925

Interest Only Commercial Mortgage-Backed Securities — 0.0%
Credit Suisse First Boston Mortgage Securities Corp., Series 1997-C1, Class AX, 1.35%, 6/20/29 (a)(b)	2,025	75

BLACKROCK INCOME TRUST, INC.	MAY 31, 2014	1

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value

Principal Only Collateralized Mortgage Obligations — 0.3%
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2003-26, 8/25/33		$603	$527,179
Series 2003-J4, 6/25/33		104	86,711
Series 2003-J5, 7/25/33		219	187,802
Series 2003-J8, 9/25/23		130	117,820
Drexel Burnham Lambert CMO Trust, Class 1:
Series K, 9/23/17		3	3,356
Series V, 9/01/18		4	3,734
Residential Asset Securitization Trust, Series 2005-A15, Class 1A8, 2/25/36		548	360,520
Structured Mortgage Asset Residential Trust, Series 1993-3C, Class CX, 4/25/24		6	5,521
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-9, Class CP, 11/25/35		232	164,021

			1,456,664

Total Non-Agency Mortgage-Backed Securities — 2.6%			12,257,115

U.S. Government Sponsored Agency Securities

Agency Obligations — 2.4%
Federal Housing Administration:
General Motors Acceptance Corp. Projects, Series 56, 7.43%, 11/01/22		128	124,832
Merrill Projects, Series 54, 7.43%, 5/15/23		2	1,577
Reilly Projects, Series 41, 8.28%, 3/01/20		132	131,650
USGI Projects, Series 87, 7.43%, 12/01/22		55	53,494
USGI Projects, Series 99, 7.43%, 6/1/21 - 10/1/23		3,615	3,537,547
Resolution Funding Corp., 0.00%, 4/15/30 (d)		13,000	7,643,857

			11,492,957

Collateralized Mortgage Obligations — 58.0%
Fannie Mae Mortgage-Backed Securities:
Series 1991-46, Class S, 2,484.65%, 5/25/21 (a)	$	—(e)	$3,706
Series 1991-87, Class S, 26.29%, 8/25/21 (a)		23	34,236
Series 1993-247, Class SN, 10.00%, 12/25/23 (a)		206	257,006

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Fannie Mae Mortgage-Backed Securities (concluded):
Series 2003-135, Class PB, 6.00%, 1/25/34		$12,264	$13,885,840
Series 2004-31, Class ZG, 7.50%, 5/25/34		3,896	4,541,385
Series 2005-73, Class DS, 17.16%, 8/25/35 (a)		1,524	1,938,029
Series 2011-117, Class CP, 4.00%, 12/25/40 - 11/25/41		17,410	18,739,194
Series 2010-47, Class JB, 5.00%, 5/25/30		10,000	11,238,360
Series 2011-142, Class PE, 3.50%, 1/25/42		15,567	15,923,390
Series 2011-99, Class CB, 4.50%, 10/25/41		43,000	47,969,811
Series G-07, Class S, 1,127.65%, 3/25/21 (a)		—(e)	1,985
Series G-17, Class S, 1,065.44%, 6/25/21 (a)		—(e)	1,881
Series G-33, Class PV, 1,078.42%, 10/25/21		—(e)	1,388
Series G-49, Class S, 1,019.20%, 12/25/21 (a)		—(e)	724
Freddie Mac Mortgage-Backed Securities:
Series 19, Class R, 16,325.70%, 3/15/20 (a)		—(e)	481
Series 40, Class K, 6.50%, 8/17/24		198	223,802
Series 75, Class R, 9.50%, 1/15/21		—(e)	1
Series 75, Class RS, 44.89%, 1/15/21 (a)		—(e)	1
Series 173, Class R, 9.00%, 11/15/21		7	7
Series 173, Class RS, 9.46%, 11/15/21 (a)		—(e)	7
Series 192, Class U, 1,009.03%, 2/15/22 (a)		—(e)	29
Series 1057, Class J, 1,008.00%, 3/15/21		—(e)	690
Series 1160, Class F, 39.52%, 10/15/21 (a)		12	23,644
Series 2218, Class Z, 8.50%, 3/15/20 - 3/15/30		3,260	3,848,319

BLACKROCK INCOME TRUST, INC.	MAY 31, 2014	2

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)	Value

Collateralized Mortgage Obligations (concluded)
Freddie Mac Mortgage-Backed Securities (concluded):
Series 2542, Class UC, 6.00%, 12/15/22	$3,505	$3,888,290
Series 2927, Class BZ, 5.50%, 5/15/23 - 2/15/35	11,197	12,257,248
Series 2861, Class AX, 10.57%, 9/15/34 (a)	60	64,891
Series 3688, Class PB, 4.50%, 8/15/32	10,000	10,962,390
Series 4269, Class PM, 4.00%, 11/15/40 - 9/15/41	26,292	27,328,254
Series 3856, Class PB, 5.00%, 5/15/41	10,000	11,533,260
Series 4242, Class PA, 3.50%, 5/15/41	9,444	9,937,838
Series T-11, Class A9, 2.85%, 1/25/28 (a)	1,460	1,511,286
Ginnie Mae Mortgage-Backed Securities:
Series 1996-5, Class Z, 7.00%, 5/16/26	321	362,579
Series 2004-89, Class PE, 6.00%, 10/20/34	831	877,594
Series 2010-99, Class JM, 3.75%, 12/20/38	19,300	20,161,803
Series 2010-112, Class TL, 4.00%, 1/20/39	15,000	15,850,860
Series 2011-80, Class PB, 4.00%, 10/20/39	11,489	12,302,031
Series 2011-88, Class PY 4.00%, 6/20/41	15,402	15,891,938
Series 2012-16, Class HJ, 4.00%, 9/20/40	10,000	10,422,160

		271,986,338

Interest Only Collateralized Mortgage Obligations — 4.6%
Fannie Mae Mortgage-Backed Securities:
Series 7, Class 2, 8.50%, 4/01/17	2	193
Series 89, Class 2, 8.00%, 10/01/18	3	285
Series 94, Class 2, 9.50%, 8/01/21	1	274
Series 1990-123, Class M, 1,009.50%, 10/25/20	—(e)	179
Series 1990-136, Class S, 19.93%, 11/25/20 (a)	7	10,264
Series 1991-99, Class L, 930.00%, 8/25/21	—(e)	786

U.S. Government Sponsored Agency Securities	Par (000)	Value
Interest Only Collateralized Mortgage Obligations (continued)
Fannie Mae Mortgage-Backed Securities (concluded):
Series 1991-139, Class PT, 648.35%, 10/25/21 $	—(e)	$1,378
Series 1993-199, Class SB, 7.35%, 10/25/23 (a)	227	21,401
Series 1997-50, Class SI, 1.20%, 4/25/23 (a)	191	6,408
Series 1997-90, Class M, 6.00%, 1/25/28	2,715	416,835
Series 1999-W4, 6.50%, 12/25/28	175	32,076
Series 2010-74, Class DI, 5.00%, 12/25/39	13,697	1,346,146
Series 2011-124, Class GS, 6.55%, 3/25/37 (a)	17,822	2,542,904
Series 2013-45, Class EI, 4.00%, 2/25/27 - 4/25/43	25,931	3,710,943
Series G-10, Class S, 1,090.91%, 5/25/21 (a)	—(e)	7,844
Series G-12, Class S, 1,158.08%, 5/25/21 (a)	—(e)	4,603
Series G92-05, Class H, 9.00%, 1/25/22	31	3,010
Series G92-12, Class C, 1,016.90%, 2/25/22	—(e)	1,298
Series G92-60, Class SB, 1.60%, 10/25/22 (a)	123	4,821
Freddie Mac Mortgage-Backed Securities:
Series 176, Class M, 1,010.00%, 7/15/21	—(e)	340
Series 200, Class R, 197,880.39%, 12/15/22 (a)	1	722
Series 1043, Class H, 44.32%, 2/15/21 (a)	5	11,080
Series 1054, Class I, 868.25%, 3/15/21 (a)	—(e)	771
Series 1056, Class KD, 1,084.50%, 3/15/21	—(e)	522
Series 1148, Class E, 1,179.04%, 10/15/21 (a)	—(e)	1,709
Series 2559, 0.50%, 8/15/30 (a)	83	1,023
Series 2611, Class QI, 5.50%, 9/15/32	1,593	162,077
Series 3745, Class IN, 4.00%, 1/15/35 - 6/15/39	45,382	4,999,462
Series 4026, 4.50%, 4/15/32	5,370	988,231
Ginnie Mae Mortgage-Backed Securities (a):
Series 2009-116, Class KS, 6.32%, 12/16/39	3,048	452,596

BLACKROCK INCOME TRUST, INC.	MAY 31, 2014	3

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)	Value
Interest Only Collateralized Mortgage Obligations (concluded)
Ginnie Mae Mortgage-Backed Securities (a) (concluded):
Series 2011-52, Class MJ, 6.50%, 4/20/41	$16,341	$3,380,501
Series 2011-52, Class NS, 6.52%, 4/16/41	18,250	3,469,095

		21,579,777

Mortgage-Backed Securities — 86.7%
Fannie Mae Mortgage-Backed Securities:
3.00%, 1/01/43 (f)	29,570	29,311,151
3.50%, 10/01/42 - 6/01/44 (f)(g)	41,049	42,327,641
4.00%, 1/01/41 - 9/01/42 (f)	34,346	36,448,093
4.50%, 8/01/25 - 6/01/44 (f)(g)	102,363	111,690,771
5.00%, 1/01/23 - 10/01/41 (f)	68,417	76,033,235
5.50%, 6/01/29 - 10/01/39 (f)(g)	39,758	43,949,985
5.97%, 8/01/16	2,941	3,233,820
6.00%, 6/01/44 (g)	43,600	48,944,406
6.50%, 12/01/37 - 10/01/39	12,426	14,026,231
7.50%, 2/01/22	—(e)	66
9.50%, 1/01/19 - 9/01/19	2	1,960
Freddie Mac Mortgage-Backed Securities:
2.48%, 1/01/35 (a)	186	188,203
2.55%, 10/01/34 (a)	202	202,111
2.73%, 11/01/17 (a)	9	8,892
5.00%, 2/01/22 - 4/01/22	359	389,624
9.00%, 9/01/20	21	23,025
Ginnie Mae Mortgage-Backed Securities:
7.50%, 8/15/21 - 12/15/23	122	128,914
8.00%, 10/15/22 - 8/15/27	54	58,104
9.00%, 4/15/20 - 9/15/21	5	4,773

		406,971,005

Principal Only Collateralized Mortgage Obligations — 0.3%
Fannie Mae Mortgage-Backed Securities:
Series 203, Class 1, 2/01/23	11	10,427
Series 228, Class 1, 6/01/23	9	8,257
Series 1991-7, Class J, 2/25/21	5	4,668
Series 1993-51, Class E, 2/25/23	35	34,446
Series 1993-70, Class A, 5/25/23	5	4,952
Series 1999-W4, 2/25/29	95	89,257
Series 2002-13, Class PR, 3/25/32	201	187,687

U.S. Government Sponsored Agency Securities	Par (000)	Value
Principal Only Collateralized Mortgage Obligations (concluded)
Fannie Mae Mortgage-Backed Securities (concluded):
Series G93-2, Class KB, 1/25/23	$99	$96,442
Freddie Mac Mortgage-Backed Securities:
Series 1418, Class M, 11/15/22	37	36,179
Series 1571, Class G, 8/15/23	261	226,809
Series 1691, Class B, 3/15/24	502	482,610
Series T-8, Class A10, 11/15/28	76	74,471

		1,256,205

Total U.S. Government Sponsored Agency Securities — 152.0%		713,286,282

U.S. Treasury Obligations
U.S. Treasury Notes:
1.00%, 11/30/19 (g)	2,965	2,858,213
1.63%, 11/15/22	780	739,964
2.50%, 5/15/24	1,440	1,445,400

Total U.S. Treasury Obligations — 1.1%		5,043,577

Total Long-Term Investments (Cost — $731,450,301) — 156.7%		735,199,789

Short-Term Securities	Shares

Money Market Funds – 0.6%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (h)(i)	2,237,472	2,237,472

	Par (000)

Borrowed Bond Agreement – 0.1%
Credit Suisse Securities (USA) LLC, 0.05%, Open (Purchased on 3/03/2014 to be repurchased at $784,098, collateralized by U.S. Treasury Bond, 2.75%, 11/15/42, par and fair value of $917,000 and $822,291, respectively)	$784	$784,000

Total Short-Term Securities (Cost — $3,021,472) — 0.7%		3,021,472

BLACKROCK INCOME TRUST, INC.	MAY 31, 2014	4

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)
(Percentages shown are based on Net Assets)

		Value
Total Investments before Borrowed Bonds and TBA Sale Commitments (Cost — $734,471,773*) — 157.4%		$738,221,261

Borrowed Bonds	Par (000)

U.S. Treasury Bond, 2.75%, 11/15/42	$917	(822,291)

Total Borrowed Bonds (Proceeds — $842,347) — (0.1%)		(822,291)

TBA Sale Commitments (g)

Fannie Mae Mortgage-Backed Securities:
3.50%, 6/01/44	5,100	(5,256,984)
4.50%, 6/01/29	5,200	(5,532,312)
5.00%, 6/01/29 - 6/01/44	13,300	(14,680,000)
6.00%, 6/01/44	21,800	(24,497,750)
		Value
Total TBA Sale Commitments (Proceeds — $49,740,281) — (10.6%)		$(49,967,046)

Total Investments, Net of Borrowed Bonds and TBA Sale Commitments — 146.7%		$687,431,924
Liabilities in Excess of Other Assets — (46.7)%		(218,331,541)

Net Assets — 100.0%		$469,100,383

*	As of May 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost		$734,603,210
Gross unrealized appreciation		$31,320,473
Gross unrealized depreciation		(27,702,422)
Net unrealized appreciation		$3,618,051

Notes to Schedule of Investments
(a)	Variable rate security. Rate shown is as of report date.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.
(d)	Zero-coupon bond.
(e)	Amount is less than $500.
(f)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(g)	Represents or includes a TBA transaction. Unsettled TBA transactions as of May 31, 2014 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)

Bank of America N.A.	$(2,210,000)	$(20,625)
Credit Suisse Securities (USA) LLC	$(4,443,624)	$(249)
Deutsche Bank Securities, Inc.	$12,057,844	$(13,992)
Goldman Sachs & Co.	$(1,603,875)	$9,203
J.P. Morgan Securities LLC	$27,205,670	$263,358

(h)	Investments in issuers considered to be an affiliate of the Trust during the period ended May 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2013	Net Activity	Shares Held at May 31, 2014	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	14,996,794	(12,759,322)	2,237,472	$2,952

BLACKROCK INCOME TRUST, INC.	MAY 31, 2014	5

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)

(i)	Represents the current yield as of report date.

Portfolio Abbreviations

CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
OTC	Over-the-Counter
TBA	To Be Announced

•	Reverse repurchase agreements outstanding as of May 31, 2014 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest

BNP Paribas Securities Corp.	0.08%	2/08/13	Open	$2,916,819	$2,917,843
Credit Suisse Securities (USA) LLC	0.12%	12/10/13	Open	17,914,714	17,923,084
Credit Suisse Securities (USA) LLC	0.12%	5/09/14	6/12/14	164,902,000	164,912,993
BNP Paribas Securities Corp.	0.12%	5/20/14	6/12/14	6,326,000	6,326,253
Total				$192,059,532	$192,080,173

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

•	Financial futures contracts outstanding as of May 31, 2014 were as follows:

Contracts Purchased/ Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)

(41)	90-Day Euro-Dollar	Chicago Mercantile	June 2014	$10,226,681	$(36,153)
(264)	10-Year U.S. Treasury Note	Chicago Board of Trade	September 2014	$33,136,125	(28,947)
(187)	2-Year U.S. Treasury Note	Chicago Board of Trade	September 2014	$41,096,172	(15,222)
366	5-Year U.S. Treasury Note	Chicago Board of Trade	September 2014	$43,831,360	51,352
(41)	90-Day Euro-Dollar	Chicago Mercantile	September 2014	$10,225,400	(41,803)
(501)	Long U.S. Treasury Bond	Chicago Board of Trade	September 2014	$68,871,844	(584,635)
(77)	Ultra Long U.S. Treasury Bond	Chicago Board of Trade	September 2014	$11,571,656	(71,411)
(41)	90-Day Euro-Dollar	Chicago Mercantile	December 2014	$10,222,838	(47,171)
(41)	90-Day Euro-Dollar	Chicago Mercantile	March 2015	$10,215,663	(45,809)
(12)	90-Day Euro-Dollar	Chicago Mercantile	June 2015	$2,985,750	(4,073)
(12)	90-Day Euro-Dollar	Chicago Mercantile	December 2015	$2,973,750	1,327
(12)	90-Day Euro-Dollar	Chicago Mercantile	March 2016	$2,966,400	4,702

Total					$(817,843)

BLACKROCK INCOME TRUST, INC.	MAY 31, 2014	6

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)

•	Centrally cleared interest rate swaps outstanding as of May 31, 2014 were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Expiration Date	Notional Amount (000)	Unrealized Appreciation
0.46%	3-month LIBOR	Chicago Mercantile	6/11/15	$100	$202

•	OTC interest rate swaps outstanding as of May 31, 2014 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
4.88%[1]	3-month LIBOR	UBS AG	3/21/15	$25,000	$922,126	—	$922,126
4.87%[1]	3-month LIBOR	Goldman Sachs Bank USA	1/25/16	$5,500	402,692	—	402,692
2.81%[1]	3-month LIBOR	Citibank N.A.	2/06/16	$20,000	804,788	—	804,788
5.72%[1]	3-month LIBOR	JPMorgan Chase Bank N.A.	7/14/16	$5,400	587,225	—	587,225
4.31%[2]	3-month LIBOR	Deutsche Bank AG	10/01/18	$60,000	(7,443,270)	—	(7,443,270)
3.43%[1]	3-month LIBOR	JPMorgan Chase Bank N.A.	3/28/21	$6,000	528,940	$(190,966)	719,904
5.41%[1]	3-month LIBOR	JPMorgan Chase Bank N.A.	8/15/22	$9,565	2,258,562	—	2,258,562
Total					$(1,938,937)	$(190,966)	$(1,747,973)

[1]	Trust pays a floating rate and receives fixed rate.
[2]	Trust pays a fixed rate and receives floating rate.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and derivative financial instruments, please refer to the Trust's most recent financial statements as contained in its semi-annual report.

BLACKROCK INCOME TRUST, INC.	MAY 31, 2014	7

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)

The following tables summarize the Trust's investments and derivative financial instruments categorized in the disclosure hierarchy as of May 31, 2014:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$3,960,196	$652,619	$4,612,815
Non-Agency Mortgage-Backed Securities	—	9,486,202	2,770,913	12,257,115
U.S. Government Sponsored Agency Securities	—	709,435,963	3,850,319	713,286,282
U.S. Treasury Obligations	—	5,043,577	—	5,043,577
Short-Term Securities:
Money Market Funds	$2,237,472	—	—	2,237,472
Borrowed Bonds	—	784,000	—	784,000
Liabilities:
Investments:
Borrowed Bonds	—	(822,291)	—	(822,291)
TBA Sale Commitments	—	(49,967,046)	—	(49,967,046)
Total	$2,237,472	$677,920,601	$7,273,851	$687,431,924

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments [1]
Assets:
Interest rate contracts	$57,381	$5,695,499	—	$5,752,880
Liabilities:
Interest rate contracts	(875,224)	(7,443,270)	—	(8,318,494)
Total	$(817,843)	$(1,747,771)	—	$(2,565,614)

[1]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest for financial reporting purposes. As of May 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash pledged as collateral for OTC derivatives	$7,700,000	—	—	$7,700,000
Cash pledged for financial futures contracts	1,781,000	—	—	1,781,000
Cash pledged for centrally cleared swaps	10,000	—	—	10,000
Liabilities:
Bank overdraft	—	$(14,672)	—	(14,672)
Cash received as collateral for OTC derivatives	—	(4,520,000)	—	(4,520,000)
Cash held as collateral for reverse repurchase agreements	—	(963,000)	—	(4,520,000)
Reverse repurchase agreements	—	(192,080,173)	—	(192,080,173)
Total	$9,491,000	$(197,577,845)	—	$(188,086,845)

There were no transfers between Level 1 and Level 2 during the period ended May 31, 2014.

BLACKROCK INCOME TRUST, INC.	MAY 31, 2014	8

Schedule of Investments (concluded)	BlackRock Income Trust, Inc. (BKT)

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Non-Agency Mortgage-Backed Securities	U.S. Government Sponsored Agency Securities	Total
Assets:
Opening Balance, as of August 31, 2013	$695,051	$2,808,305	$7,314,558	$10,817,914
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	(3,143,245)	(3,143,245)
Accrued discounts/premiums	(262,483)	—	(9,858)	(272,341)
Net realized gain (loss)	—	10	(10,202)	(10,192)
Net change in unrealized appreciation/depreciation[1]	220,051	(37,393)	26,245	208,903
Purchases	—	—	—	—
Sales	—	(9)	(327,179)	(327,188)
Closing Balance, as of May 31, 2014	$652,619	$2,770,913	$3,850,319	$7,273,851
Net change in unrealized appreciation/depreciation on investments still held at May 31, 2014[1]	$220,051	$(37,393)	$26,245	$208,903

[1]	Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held as of May 31, 2014 is generally due to investments no longer held or categorized as Level 3 at period end.

The Trust's investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK INCOME TRUST, INC.	MAY 31, 2014	9

Item 2 – Controls and Procedures

2(a) –     The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –     There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Income Trust, Inc.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Income Trust, Inc.

Date: July 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Income Trust, Inc.

Date: July 23, 2014

By: /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock Income Trust, Inc.

Date: July 23, 2014